Note 4 - Segmental Financial Information - Summary of Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Voyage revenue	$ 1,502,491	$ 1,113,859	$ 793,639
Intersegment voyage revenue	0	0
Income from investment in leaseback vessels	8,915	0	0
Depreciation	(166,340)	(165,998)	(136,958)
Amortization of dry-docking and special survey costs	(19,782)	(13,486)	(10,433)
Interest income	32,447	5,956	1,587
Interest and finance costs	(144,429)	(122,233)	(86,047)
Income from equity method investments	764	2,296	12,859
- Net income	381,019	554,692	435,121
Total Assets	5,287,022	4,896,229
Intersegment Eliminations [Member]
Voyage revenue	0	0
Intersegment voyage revenue	(11,902)	(800)
Income from investment in leaseback vessels	0
Depreciation	0	0
Amortization of dry-docking and special survey costs	0	0
Interest income	0	0
Interest and finance costs	0	0
Income from equity method investments	0	0
- Net income	0	0
Total Assets	(3,120)	(1,002)
Container Vessels Segment [Member]
Voyage revenue	839,374	797,392	678,292
Container Vessels Segment [Member] | Operating Segments [Member]
Voyage revenue	839,374	797,392	678,292
Intersegment voyage revenue	0	0
Income from investment in leaseback vessels	0
Depreciation	(126,719)	(126,340)	(125,811)
Amortization of dry-docking and special survey costs	(15,344)	(11,831)	(10,346)
Interest income	18,247	3,666	1,587
Interest and finance costs	(117,036)	(101,888)	(81,887)
Income from equity method investments	0	0	0
- Net income	507,041	458,494	303,490
Total Assets	3,153,806	3,272,559
Dry Bulk Vessels Segment [Member]
Voyage revenue	155,892	316,100	115,347
Dry Bulk Vessels Segment [Member] | Operating Segments [Member]
Voyage revenue	155,892	316,100	115,347
Intersegment voyage revenue	11,902	800
Income from investment in leaseback vessels	0
Depreciation	(39,621)	(39,658)	(11,147)
Amortization of dry-docking and special survey costs	(4,438)	(1,655)	(87)
Interest income	11,635	2,290	0
Interest and finance costs	(23,941)	(20,333)	(4,160)
Income from equity method investments	0	0	0
- Net income	(43,070)	97,405	56,814
Total Assets	734,817	771,027
Costamare Bulkers Inc. ("CBI") [Member]
Voyage revenue	507,225	367	0
Costamare Bulkers Inc. ("CBI") [Member] | Operating Segments [Member]
Voyage revenue	507,225	367
Intersegment voyage revenue	0	0
Income from investment in leaseback vessels	0
Depreciation	0	0
Amortization of dry-docking and special survey costs	0	0
Interest income	2,316	0
Interest and finance costs	(1,243)	(12)
Income from equity method investments	0	0
- Net income	(88,106)	(3,503)
Total Assets	455,568	101,807
Neptune Maritime Leasing Limited ("NML") [Member] | Operating Segments [Member]
Voyage revenue	0
Intersegment voyage revenue	0
Income from investment in leaseback vessels	8,915
Depreciation	0
Amortization of dry-docking and special survey costs	0
Interest income	249
Interest and finance costs	(2,208)
Income from equity method investments	0
- Net income	4,513
Other [Member]
Voyage revenue		0	0
Intersegment voyage revenue		0
Depreciation		0	0
Amortization of dry-docking and special survey costs		0	0
Interest income		0	0
Interest and finance costs		0	0
Income from equity method investments		2,296	12,859
- Net income		2,296	$ 74,817
Other [Member] | Operating Segments [Member]
Voyage revenue	0
Intersegment voyage revenue	0
Income from investment in leaseback vessels	0
Depreciation	0
Amortization of dry-docking and special survey costs	0
Interest income	0
Interest and finance costs	(1)
Income from equity method investments	764
- Net income	641
Total Assets	707,284	$ 751,838
NML [Member] | Operating Segments [Member]
Total Assets	$ 238,667